2. Intangible Assets - Future Amortization Expenses (Details) (USD $)	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
2015	$ 20,100
2016	20,100
2017	20,100
2018	20,100
2019	$ 20,100